STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                       VARIABLE AND FIXED ANNUITY CONTRACT

                                    ISSUED BY

                             FSL SEPARATE ACCOUNT M

                                       AND

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                                   May 1, 2006


This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2006, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract which is described herein.

The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: 3130 Broadway, Kansas City, MO 64111-2406, (800) 648-8624.




                                TABLE OF CONTENTS

                                                                      Page

COMPANY                                                                 3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                           3

LEGAL OPINIONS                                                          3

DISTRIBUTION                                                            3
         Reduction of the Surrender Charge                              4

CALCULATION OF PERFORMANCE INFORMATION                                  5
         Total Return                                                   5
         Historical Unit Values                                         6
         Reporting Agencies                                             6
         Performance Information                                        7

FEDERAL TAX STATUS                                                      7
         General                                                        8
         Diversification                                                8
         Owner Control                                                  9
         Multiple Contracts                                            10
         Partial 1035 Exchanges                                        10
         Contracts Owned by Other than Natural Persons                 10
         Tax Treatment of Assignments                                  10
         Gifting a Contract                                            11
         Death Benefits                                                11
         Income Tax Withholding                                        11
         Tax Treatment of Withdrawals - Non-Qualified Contracts        12
         Withdrawals - Investment Adviser Fees                         12
         Delayed Annuity Payments                                      13
         Qualified Plans                                               13
         Tax Treatment of Withdrawals - Qualified Contracts            16
         Required Distributions                                        17
         Tax-Sheltered Annuities - Withdrawal Limitations              17
         Hurricane Victims Tax Relief                                  18

ANNUITY PROVISIONS                                                     18
         Variable Annuity                                              18
         Fixed Annuity                                                 18
         Annuity Unit                                                  19
         Net Investment Factor                                         19
         Expense Guarantee                                             19

FINANCIAL STATEMENTS                                                   19




                                     COMPANY

Fidelity Security Life Insurance Company (the "Company" or "we") was originally incorporated on January 17, 1969, as a Missouri corporation. The Company presently is licensed to do business in the District of Columbia and all states except New York, where it is only admitted as a reinsurer.

The Company is a Kansas City-based stock company with $4.11 billion of life insurance in force and in excess of $450 million in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory basis financial statements of Fidelity Security Life Insurance Company as of and for the three year period ended December 31, 2005, prepared in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance, and the statement of net assets of FSL Separate Account M as of December 31, 2005, and the related statements of operations for the year then ended, changes in net assets for the two years then ended, and the financial highlights for the five years then ended have been included herein and in this Registration Statement in reliance upon the reports of KPMG LLP an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Pompano Beach, Florida, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

National Pension and Group Consultants, Inc. ("NPGC" or "Distributor") acts as the distributor of the Contracts. NPGC is an affiliate of the Company. The offering is on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. Distributor is a Missouri corporation and its home office is located at 3130 Broadway, Kansas City, MO 64111. Distributor is an affiliate of the Company. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD. Distributor enters into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:



                                                                          Aggregate Amount of
                                                                         Commissions Retained
Fiscal                     Aggregate Amount of                              By Distributor After
Year              Commissions Paid to Distributor                       Payments to Selling Firms

2003                            $29,242                                         $28,094
2004                            $30,819                                         $29,567
2005                            $15,477                                         $14,676

Distributor passes through commissions to selling firms for their sales. In addition, we may pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

We and Distributor pay compensation to selling firms in the form of commissions and certain other payments. The following list sets forth the names of selling firms that received compensation in 2005 in connection with the sale of our variable annuity contracts (including the Contracts).

First Financial Services Corporation was the only selling firm in 2005.

The prospectus contains more information regarding the Distributor.

Reduction of the Surrender Charge

The amount of the Surrender Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Surrender Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the Surrender Charge.

The Surrender Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates.

In no event will any reduction or elimination of the Surrender Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a .90% or 1.50% Product Expense Charge (depending on the contract value or the type of purchase payment), the expenses for the underlying investment option being advertised and any applicable Surrender Charges.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Surrender Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


                       n
             P ( 1 + T)  = ERV

Where:

         P =      a hypothetical initial payment of $1,000
         T =      average annual total return
         n =      number of years
         ERV =    ending redeemable value at the end of the time periods used
                  (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Surrender Charge. The deduction of any Surrender Charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment option will fluctuate over time, and any presentation of the investment option's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment options against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment option being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information

The Accumulation Units invest in the portfolios of various underlying funds. The Separate Account has commenced operations relatively recently. The portfolios have been in existence for some time and consequently have an investment performance history. In order to demonstrate how the investment experience of these portfolios affects Accumulation Unit values, performance information may be developed. The information will be based upon the historical experience of the portfolios for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio.

Performance figures for the Accumulation Units will reflect the Product Expense Charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the Product Expense Charges, the portfolio expenses, and assume that you make a surrender at the end of the period and therefore the Surrender Charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no surrender is assumed.


                               FEDERAL TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by the amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

Owner Control

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Fidelity Security, would be considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity Security and the manager of the underlying investments, no arrangement may exist between a contract owner and Fidelity Security regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity Security regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the investment portfolios.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also quality as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Due to continuing uncertainty in this area, Owners should consult their own tax advisors prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes resulting in the earnings on the money held in the Contract to be taxable to such owner currently. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase or a death benefit equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a Contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the Owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includable in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract Owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from Non-Qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.

Delayed Annuity Payments

Although there is no guidance in the Federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for Federal tax purposes. If such was to occur, then the income under the Contract could become currently taxable to the Owner.

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


A.       Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Regulations have been proposed relating to tax-sheltered annuities which would require certain material changes to such contracts including, among others, the requirement of a written plan document and restrictions on transfers between tax- sheltered annuity contracts. The Internal Revenue Service has indicated that these proposed regulations will not be effective prior to 2007. Owners of tax-sheltered annuity contracts should consult their tax advisor to determine the effect of these proposed regulations on their Contracts.

B.       Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         Roth IRAs

Section 408A of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2 on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.       Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D. Government And Tax-Exempt Organization's Deferred Compensation Plan Under Section 457

Employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which may be deferred in any one year and in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participating employee:

o        attains the age 70 1/2,
o        has a severance from employment,
o        dies, or
o        suffers an unforeseeable financial emergency as defined in the Code.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code.)


The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code
Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

Required Distributions

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which became effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions may under certain circumstances include the actuarial value of other benefits under the contract, such as optional or additional death or disability benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the affect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these rules.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Hurricane Victims Tax Relief

Recent tax law changes have been made regarding Qualified Contracts to provide victims of Hurricanes Katrina, Rita and Wilma with special tax relief for certain periods of time related to the tax treatment of withdrawals, the 10% penalty tax, recontribution of certain withdrawal amounts and the limitations applicable to loan amounts and repayments. Persons eligible for the special tax treatment are generally those whose principal residence was in the designated hurricane disaster area and who sustained an economic loss from the applicable hurricane. Owners should consult their own tax advisors regarding their eligibility for this tax relief.


                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment option(s) of the Separate Account. At the annuity calculation date, the contract value in each investment option will be applied to the applicable annuity tables. The annuity table used will depend upon the annuity option chosen. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units per payment in each Subaccount is multiplied by the annuity unit value as of the annuity calculation date. This result is the dollar amount of the payment.

The total dollar amount of each variable annuity payment is the sum of all investment option variable annuity payments.

The Company determines the amount of variable annuity payments, including the first, no more than ten (10) business days prior to the payment date. The payment date must be the same day each month as the date selected for the annuity date, i.e. the first or the fifteenth.

Fixed Annuity

A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

Annuity Unit

The value of an annuity unit for each investment option was arbitrarily set initially at $10. This was done when the first investment option shares were purchased. The investment option annuity unit value for any business day is determined by multiplying the investment option annuity unit value for the immediately preceding business day by the product of (a) the Net Investment Factor for the business day for which the annuity unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment option for any business day is determined by dividing:

(a) the accumulation unit value as of the close of the current business day, by

(b) the accumulation unit value as of the close of the immediately preceding business day.

The Net Investment Factor may be greater or less than one, as the annuity unit value may increase or decrease.

Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in actual mortality or expense experience.


                              FINANCIAL STATEMENTS

The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.








                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                              Financial Statements

                           December 31, 2005 and 2004

     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Contract Owners
Fidelity Security Life Insurance Company
FSL Separate Account M

and

The Board of Directors
Fidelity Security Life Insurance Company:


We have audited the accompanying statement of net assets of the Fidelity Security Life Insurance Company FSL Separate Account M (the Separate Account) (comprised of the individual subaccounts as indicated in note 1) as of December 31, 2005, the respective related statement of operations for the year then ended, statements of changes in net assets for the two-year period then ended, and the financial highlights for the four years then ended, except for those individual series operating for a portion of such periods as disclosed in the financial statements. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 was audited by other auditors who expressed an unqualified opinion on those financial highlights in their report dated March 29, 2002.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the accompanying financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the subaccounts constituting the Separate Account at December 31, 2005, and the respective results of their operations for the year then ended, changes in their net assets for the two-year period then ended, and the financial highlights for the four years then ended, except for those operating for a portion of such periods as disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.


                                        (KPMG LLP)



Kansas City, Missouri
March 31, 2006

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                             Statement of Net Assets

                                December 31, 2005

                                          MFS VARIABLE INSURANCE TRUST                               FEDERATED INSURANCE SERVICES
                                  -----------------------------------------------           ----------------------------------------
                                     VIT         RESEARCH        NEW       TOTAL             MID CAP     PRIME     GOV'T     QUALITY
                                    VALUE      INTERNATIONAL  DISCOVERY    RETURN  SCUDDER  GROWTH II    MONEY   SECURITIES   BOND
                                  SERIES--IC    SERIES--SC      SERIES     SERIES   EQUITY  STRATEGIES  FUND II   FUND II    FUND II
                                  ----------    ----------      ------     ------   ------  ----------  -------   -------    -------
Assets:
 Investments:
  MFS Value:
   205 shares at net asset
    value of $12.45 per share
     (cost $2,434)                  $2,551           --           --         --       --        --        --        --         --
  MFS Research International:
   386 shares at net asset
    value of $11.83 per share
     (cost $4,057)                      --        4,565           --         --       --        --        --        --         --
  MFS New Discovery:
   137 shares at net asset
    value of $15.45 per share
     (cost $1,901)                      --           --        2,119         --       --        --        --        --         --
  MFS Total Return:
   4,371 shares at net asset
    value of $20.50 per share
     (cost $89,582)                     --           --           --     89,615       --        --        --        --         --
  Scudder Equity:
   4,655 shares at net asset
    value of $13.11 per share
     (cost $58,231)                     --           --           --         --   61,030        --        --        --         --
  Fed Mid Cap Gr Strat Fund II:
   314 shares at net asset
    value of $23.69 per share
     (cost $7,022)                      --           --           --         --       --     7,442        --        --         --
  Federated Prime Money Fund II:
   31,428 shares at net asset
    value of $1.00 per share
     (cost $31,428)                     --           --           --         --       --        --    31,428        --         --
  Federated US Govt Securities II:
   495 shares at net asset
    value of $11.36 per share
     (cost $5,601)                      --           --           --         --       --        --        --     5,621         --
  Federated Quality Bond:
   695 shares at net asset
    value of $11.30 per share
     (cost $7,855)                      --           --           --         --       --        --        --        --      7,856
  MS US Real Estate:
   767 shares at net asset
    value of $23.08 per share
     (cost $16,488)                     --           --           --         --       --        --        --        --         --
  MS International Magnum:
   200 shares at net asset
    value of $12.38 per share
     (cost $2,229)                      --           --           --         --       --        --        --        --         --
  MS Mid Cap:
   339 shares at net asset
    value of $18.75 per share
     (cost $6,023)                      --           --           --         --       --        --        --        --         --
  MS Equity Growth:
   76,079 shares at net asset
    value of $15.83 per share
     (cost $1,079,920)                  --           --           --         --       --        --        --        --         --
  Van Kampen Comstock:
   2,741 shares at net asset
    value of $13.69 per share
     (cost $36,291)                     --           --           --         --       --        --        --        --         --
  Lord Abbett Growth:
   48,991 shares at net asset
    value of $26.16 per share
     (cost $1,314,281)                  --           --           --         --       --        --        --        --         --
  Dreyfus Emerging Leaders:
   37,964 shares at net asset
    value of $22.94 per share
     (cost $842,855)                    --           --           --         --       --        --        --        --         --
  Janus Aspen International:
   Growth Portfolio:
    22,453 shares at net asset
     value of $35.53 per share
      (cost $417,716)                   --           --           --         --       --        --        --        --         --
                                    ------       ------       ------     ------   ------    ------    ------    ------     ------
       Total assets                  2,551        4,565        2,119     89,615   61,030     7,442    31,428     5,621      7,856
                                    ------       ------       ------     ------   ------    ------    ------    ------     ------
Liabilities:
 Accrued mortality and expense
  risk charges                           2            2            1         27       26         3        11         1          2
                                    ------       ------       ------     ------   ------    ------    ------    ------     ------
       Net assets                   $2,549        4,563        2,118     89,588   61,004     7,439    31,417     5,620      7,854
                                    ======       ======       ======     ======   ======    ======    ======    ======     ======

See accompanying notes to financial statements.

                                                     MORGAN STANLEY                           VAN KAMPEN
                                       ---------------------------------------------------     COMSTOCK
                                       U.S. REAL   INTERNATIONAL    MID CAP       EQUITY      LIFE INVEST
                                        ESTATE        MAGNUM I       VALUE        GROWTH         TRUST
                                       ---------     ---------     ---------     ---------     ---------
Assets:
 Investments:
  MFS Value:
   205 shares at net asset
    value of $12.45 per share
     (cost $2,434)                     $      --            --            --            --            --
  MFS Research International:
   386 shares at net asset
    value of $11.83 per share
     (cost $4,057)                            --            --            --            --            --
  MFS New Discovery:
   137 shares at net asset
    value of $15.45 per share
     (cost $1,901)                            --            --            --            --            --
  MFS Total Return:
   4,371 shares at net asset
    value of $20.50 per share
     (cost $89,582)                           --            --            --            --            --
  Scudder Equity:
   4,655 shares at net asset
    value of $13.11 per share
     (cost $58,231)                           --            --            --            --            --
  Fed Mid Cap Gr Strat Fund II:
   314 shares at net asset
    value of $23.69 per share
    (cost $7,022)                             --            --            --            --            --
  Federated Prime Money Fund II:
   31,428 shares at net asset
    value of $1.00 per share
     (cost $31,428)                           --            --            --            --            --
  Federated US Govt Securities II:
   495 shares at net asset
    value of $11.36 per share
     (cost $5,601)                            --            --            --            --            --
  Federated Quality Bond:
   695 shares at net asset
    value of $11.30 per share
     (cost $7,855)                            --            --            --            --            --
  MS US Real Estate:
   767 shares at net asset
    value of $23.08 per share
     (cost $16,488)                       17,707            --            --            --            --
  MS International Magnum:
   200 shares at net asset
    value of $12.38 per share
     (cost $2,229)                            --         2,479            --            --            --
  MS Mid Cap:
   339 shares at net asset
    value of $18.75 per share
     (cost $6,023)                            --            --         6,353            --            --
  MS Equity Growth:
   76,079 shares at net asset
    value of $15.83 per share
     (cost $1,079,920)                        --            --            --     1,204,323            --
  Van Kampen Comstock:
   2,741 shares at net asset
    value of $13.69 per share
     (cost $36,291)                           --            --            --            --        37,528
  Lord Abbett Growth:
   48,991 shares at net asset
    value of $26.16 per share
     (cost $1,314,281)                        --            --            --            --            --
  Dreyfus Emerging Leaders:
   37,964 shares at net asset
    value of $22.94 per share
     (cost $842,855)                          --            --            --            --            --
  Janus Aspen International:
   Growth Portfolio:
    22,453 shares at net asset
     value of $35.53 per share
      (cost $417,716)                         --            --            --            --            --
                                       ---------     ---------     ---------     ---------     ---------
        Total assets                      17,707         2,479         6,353     1,204,323        37,528
                                       ---------     ---------     ---------     ---------     ---------
Liabilities:
 Accrued mortality and
  expense risk charges                         6             1             2           446            12
                                       ---------     ---------     ---------     ---------     ---------
        Net assets                     $  17,701         2,478         6,351     1,203,877        37,516
                                       =========     =========     =========     =========     =========

                                                                   JANUS ASPEN
                                        LORD ABBETT    DREYFUS     INTERNATIONAL
                                         GROWTH &      EMERGING       GROWTH
                                          INCOME        LEADERS      PORTFOLIO       TOTAL
                                         ---------     ---------     ---------     ---------
Assets:
 Investments:
  MFS Value:
   205 shares at net asset
    value of $12.45 per share
     (cost $2,434)                              --            --            --         2,551
  MFS Research International:
   386 shares at net asset
    value of $11.83 per share
     (cost $4,057)                              --            --            --         4,565
  MFS New Discovery:
   137 shares at net asset
    value of $15.45 per share
     (cost $1,901)                              --            --            --         2,119
  MFS Total Return:
   4,371 shares at net asset
    value of $20.50 per share
     (cost $89,582)                             --            --            --        89,615
  Scudder Equity:
   4,655 shares at net asset
    value of $13.11 per share
     (cost $58,231)                             --            --            --        61,030
  Fed Mid Cap Gr Strat Fund II:
   314 shares at net asset
    value of $23.69 per share
    (cost $7,022)                               --            --            --         7,442
  Federated Prime Money Fund II:
   31,428 shares at net asset
    value of $1.00 per share
     (cost $31,428)                             --            --            --        31,428
  Federated US Govt Securities II:
   495 shares at net asset
    value of $11.36 per share
     (cost $5,601)                              --            --            --         5,621
  Federated Quality Bond:
   695 shares at net asset
    value of $11.30 per share
     (cost $7,855)                              --            --            --         7,856
  MS US Real Estate:
   767 shares at net asset
    value of $23.08 per share
     (cost $16,488)                             --            --            --        17,707
  MS International Magnum:
   200 shares at net asset
    value of $12.38 per share
     (cost $2,229)                              --            --            --         2,479
  MS Mid Cap:
   339 shares at net asset
    value of $18.75 per share
     (cost $6,023)                              --            --            --         6,353
  MS Equity Growth:
   76,079 shares at net asset
    value of $15.83 per share
     (cost $1,079,920)                          --            --            --     1,204,323
  Van Kampen Comstock:
   2,741 shares at net asset
    value of $13.69 per share
     (cost $36,291)                             --            --            --        37,528
  Lord Abbett Growth:
   48,991 shares at net asset
    value of $26.16 per share
     (cost $1,314,281)                   1,281,602            --            --     1,281,602
  Dreyfus Emerging Leaders:
   37,964 shares at net asset
    value of $22.94 per share
     (cost $842,855)                            --       870,890            --       870,890
  Janus Aspen International:
   Growth Portfolio:
    22,453 shares at net asset
     value of $35.53 per share
      (cost $417,716)                           --            --       797,747       797,747
                                         ---------     ---------     ---------     ---------
        Total assets                     1,281,602       870,890       797,747     4,430,856
                                         ---------     ---------     ---------     ---------
Liabilities:
 Accrued mortality and
  expense risk charges                       2,600           309           281         3,732
                                         ---------     ---------     ---------     ---------
        Net assets                       1,279,002       870,581       797,466     4,427,124
                                         =========     =========     =========     =========

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                             Statement of Operations

                          Year ended December 31, 2005

                                                MFS VARIABLE INSURANCE TRUST
                                       ----------------------------------------------
                                          VIT         RESEARCH      NEW        TOTAL
                                         VALUE      INTERNATIONAL DISCOVERY   RETURN      SCUDDER
                                       SERIES--IC    SERIES--SC    SERIES      SERIES      EQUITY
                                       ----------    ----------    ------      ------      ------
Investment income:
 Investment income
  distributions from underlying
   mutual funds                        $   16            24            --          --         687
 Mortality and expense
  charges and administrative
   charges                                 23            28            16         319         727
                                       ------        ------        ------      ------      ------
    Net investment income (loss)           (7)           (4)          (16)       (319)        (40)
                                       ------        ------        ------      ------      ------
Realized gains (losses) on
 investments:
 Capital gain distributions                58            65            --          --          --
 Realized gain (loss) on sale
  of fund shares                            1             4             1           6          39
                                       ------        ------        ------      ------      ------
    Total realized gains
     (losses) on investments               59            69             1           6          39
                                       ------        ------        ------      ------      ------
 Change in unrealized depreciation
  on investments                          118           509           219          33       2,800
                                       ------        ------        ------      ------      ------
    Increase (decrease) in net
     assets from operations            $  170           574           204        (280)      2,799
                                       ======        ======        ======      ======      ======


                                             FEDERATED INSURANCE SERVICES
                                       -------------------------------------------
                                        MID CAP     PRIME        GOVT      QUALITY
                                       GROWTH II    MONEY     SECURITIES    BOND
                                       STRATEGIES  FUND II     FUND II     FUND II
                                       ----------  -------     -------     -------
Investment income:
 Investment income
  distributions from underlying
   mutual funds                            --         601          --          --
 Mortality and expense
  charges and administrative
   charges                                  7         765          25          28
                                       ------      ------      ------      ------
    Net investment income (loss)           (7)       (164)        (25)        (28)
                                       ------      ------      ------      ------
Realized gains (losses) on
 investments:
 Capital gain distributions                --          --          --          --
 Realized gain (loss) on sale
  of fund shares                           39          --          --          --
                                       ------      ------      ------      ------
    Total realized gains
     (losses) on investments               39          --          --          --
                                       ------      ------      ------      ------
 Change in unrealized depreciation
  on investments                          421          --          19           1
                                       ------      ------      ------      ------
    Increase (decrease) in net
     assets from operations               453        (164)         (6)        (27)
                                       ======      ======      ======      ======


See accompanying notes to financial statements.

                                                                           MORGAN STANLEY
                                                         ----------------------------------------------------

                                                          US REAL     INTERNATIONAL   MID CAP        EQUITY
                                                          ESTATE         MAGNUM        VALUE         GROWTH
                                                         ---------     ---------     ---------      ---------
Investment income:
 Investment income distributions
  from underlying mutual funds                           $     179            24            13              4
 Mortality and expense charges
  and administrative charges                                   167            19            43         18,316
                                                         ---------     ---------     ---------      ---------
   Net investment income (loss)                                 12             5           (30)       (18,312)
                                                         ---------     ---------     ---------      ---------
Realized gains (losses) on investments:
 Capital gain distributions                                    395            --            55             --
 Realized gain (loss) on sale of fund shares                    25             2            40          9,853
                                                         ---------     ---------     ---------      ---------
   Total realized gains (losses) on investments                420             2            95          9,853
                                                         ---------     ---------     ---------      ---------
 Change in unrealized depreciation on investments            1,220           250           330        124,405
                                                         ---------     ---------     ---------      ---------
   Increase (decrease) in net assets from operations     $   1,652           257           395        115,946
                                                         =========     =========     =========      =========


                                                         VAN KAMPEN                                   JANUS ASPEN
                                                          COMSTOCK      LORD ABBETT      DREYFUS     INTERNATIONAL
                                                         LIFE INVEST     GROWTH &        EMERGING        GROWTH
                                                            TRUST         INCOME         LEADERS       PORTFOLIO
                                                          ---------      ---------      ---------      ---------
Investment income:
 Investment income distributions
  from underlying mutual funds                                   93         12,512             --          8,416
 Mortality and expense charges
  and administrative charges                                    193         14,463         14,607         11,021
                                                          ---------      ---------      ---------      ---------
   Net investment income (loss)                                (100)        (1,951)       (14,607)        (2,605)
                                                          ---------      ---------      ---------      ---------
Realized gains (losses) on investments:
 Capital gain distributions                                     254         76,447             --             --
 Realized gain (loss) on sale of fund shares                   (107)           560          1,146         45,585
                                                          ---------      ---------      ---------      ---------
   Total realized gains (losses) on investments                 147         77,007          1,146         45,585
                                                          ---------      ---------      ---------      ---------
 Change in unrealized depreciation on investments             1,238        (32,678)        28,036        150,036
                                                          ---------      ---------      ---------      ---------
   Increase (decrease) in net assets from operations          1,285         42,378         14,575        193,016
                                                          =========      =========      =========      =========

See accompanying notes to financial statements.

                                                                   INVESTORS MARK SERIES FUND, INC.
                                                         ------------------------------------------------------
                                                         GROWTH &      LARGE CAP       SMALL CAP       MONEY
                                                          INCOME         GROWTH         EQUITY         MARKET
                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       TOTAL
                                                         ---------      ---------      ---------      ---------     ---------
Investment income:
 Investment income distributions
  from underlying mutual funds                              20,391      $   8,872             --            984        52,816
 Mortality and expense charges
  and administrative charges                                    --             --             --             --        60,767
                                                         ---------      ---------      ---------      ---------     ---------
   Net investment income (loss)                             20,391          8,872             --            984        (7,951)
                                                         ---------      ---------      ---------      ---------     ---------
Realized gains (losses) on investments:
 Capital gain distributions                                253,518             --             --             --       330,792
                                                                                                                    ---------
 Realized gain (loss) on sale of fund shares              (114,068)      (550,666)        46,546             --      (560,994)
                                                         ---------      ---------      ---------      ---------     ---------
   Total realized gains (losses) on investments            139,450       (550,666)        46,546             --      (230,202)
                                                         ---------      ---------      ---------      ---------     ---------
 Change in unrealized depreciation on investments         (201,470)       493,294        (79,309)            --       489,472
                                                         ---------      ---------      ---------      ---------     ---------
   Increase (decrease) in net assets from operations       (41,629)     $ (48,500)       (32,763)           984       251,319
                                                         =========      =========      =========      =========     =========

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                       Statement of Changes in Net Assets

                          Year ended December 31, 2005


                                                            MFS VARIABLE INSURANCE TRUST
                                                --------------------------------------------------
                                                   VIT        RESEARCH        NEW         TOTAL
                                                  VALUE     INTERNATIONAL   DISCOVERY     RETURN
                                                SERIES--IC   SERIES--SC      SERIES       SERIES
                                                ----------  -------------  ----------   ----------
Operations:
  Investment income (loss)--net                 $       (7)          (4)          (16)        (319)
  Net realized gains (losses) on investments            59           69             1            6
  Net change in unrealized appreciation
    (depreciation) on investments                      118          509           219           33
                                                ----------   ----------    ----------   ----------
         Net increase (decrease) in net assets
           from operations                             170          574           204         (280)
                                                ----------   ----------    ----------   ----------
Payments and withdrawals:
  Premium transfers in                                  --           --            --            5
  Transfers out from contract-related
    transactions                                        12           --            19           --
  Transfers between separate account
    investment portfolios                            2,365        3,990         1,894       89,863
  Policy loan transfers                                 --           --            --           --
  Other transfers                                        2           (1)            1           --
                                                ----------   ----------    ----------   ----------
         Payments and withdrawals                    2,379        3,989         1,914       89,868
                                                ----------   ----------    ----------   ----------
         Increase (decrease) in net assets           2,549        4,563         2,118       89,588
Beginning of year net assets                            --           --            --           --
                                                ----------   ----------    ----------   ----------
End of year net assets                          $    2,549        4,563         2,118       89,588
                                                ==========   ==========    ==========   ==========



                                                                 FEDERATED INSURANCE SERVICES
                                                              --------------------------------------------------
                                                               MID CAP       PRIME        GOVT
                                                  SCUDDER     GROWTH II      MONEY      SECURITIES  QUALITY BOND
                                                   EQUITY     STRATEGIES    FUND II      FUND II      FUND II
                                                 ----------   ----------   ----------   ----------  ------------
Operations:
  Investment income (loss)--net                         (40)          (7)        (164)         (25)         (28)
  Net realized gains (losses) on investments             39           39           --           --           --
  Net change in unrealized appreciation
    (depreciation) on investments                     2,800          421           --           19            1
                                                 ----------   ----------   ----------   ----------   ----------
         Net increase (decrease) in net assets
           from operations                            2,799          453         (164)          (6)         (27)
                                                 ----------   ----------   ----------   ----------   ----------
Payments and withdrawals:
  Premium transfers in                                1,524          903        1,025        1,874            3
  Transfers out from contract-related
    transactions                                         --           --       (1,668)          --           --
  Transfers between separate account
    investment portfolios                            56,682        6,084       32,225        3,752        7,878
  Policy loan transfers                                  --           --           --           --           --
  Other transfers                                        (1)          (1)          (1)          --           --
                                                 ----------   ----------   ----------   ----------   ----------
         Payments and withdrawals                    58,205        6,986       31,581        5,626        7,881
                                                 ----------   ----------   ----------   ----------   ----------
         Increase (decrease) in net assets           61,004        7,439       31,417        5,620        7,854
Beginning of year net assets                             --           --           --           --           --
                                                 ----------   ----------   ----------   ----------   ----------
End of year net assets                               61,004        7,439       31,417        5,620        7,854
                                                 ==========   ==========   ==========   ==========   ==========



See accompanying notes to financial statements.

                                                                                            MORGAN STANLEY
                                                                       -------------------------------------------------------
                                                                         US REAL    INTERNATIONAL    MID CAP         EQUITY
                                                                          ESTATE       MAGNUM         VALUE          GROWTH
                                                                       ------------ -------------  ------------   ------------
Operations:
  Investment income (loss)--net                                        $         12             5           (30)       (18,312)
  Net realized gains (losses) on investments                                    420             2            95          9,853
  Net change in unrealized appreciation (depreciation) on investments         1,220           250           330        124,405
                                                                       ------------  ------------  ------------   ------------
         Net increase (decrease) in net assets from operations                1,652           257           395        115,946
                                                                       ------------  ------------  ------------   ------------
Payments and withdrawals:
  Premium transfers in                                                           75           336           196         39,562
  Transfers out from contract-related transactions                               --            --            --        (95,235)
  Transfers between separate account investment portfolios                   15,974         1,885         5,760      1,144,419
  Policy loan transfers                                                          --            --            --           (815)
  Other transfers                                                                --            --            --             --
                                                                       ------------  ------------  ------------   ------------
         Payments and withdrawals                                            16,049         2,221         5,956      1,087,931
                                                                       ------------  ------------  ------------   ------------
         Increase (decrease) in net assets                                   17,701         2,478         6,351      1,203,877
Beginning of year net assets                                                     --            --            --             --
                                                                       ------------  ------------  ------------   ------------
End of year net assets                                                 $     17,701         2,478         6,351      1,203,877
                                                                       ============  ============  ============   ============


                                                                         VAN KAMPEN                                   JANUS ASPEN
                                                                          COMSTOCK      LORD ABBETT      DREYFUS     INTERNATIONAL
                                                                         LIFE INVEST      GROWTH &       EMERGING       GROWTH
                                                                            TRUST          INCOME         LEADERS      PORTFOLIO
                                                                         ------------   ------------   ------------  -------------
Operations:
  Investment income (loss)--net                                                  (100)        (1,951)       (14,607)        (2,605)
  Net realized gains (losses) on investments                                      147         77,007          1,146         45,585
  Net change in unrealized appreciation (depreciation) on investments           1,238        (32,678)        28,036        150,036
                                                                         ------------   ------------   ------------   ------------
         Net increase (decrease) in net assets from operations                  1,285         42,378         14,575        193,016
                                                                         ------------   ------------   ------------   ------------
Payments and withdrawals:
  Premium transfers in                                                          1,585         36,674         20,426         24,904
  Transfers out from contract-related transactions                                (76)       (77,973)       (20,552)       (42,729)
  Transfers between separate account investment portfolios                     34,722      1,277,888        857,177          7,682
  Policy loan transfers                                                            --             35         (1,045)           110
  Other transfers                                                                  --             --             --             --
                                                                         ------------   ------------   ------------   ------------
         Payments and withdrawals                                              36,231      1,236,624        856,006        (10,033)
                                                                         ------------   ------------   ------------   ------------
         Increase (decrease) in net assets                                     37,516      1,279,002        870,581        182,983
Beginning of year net assets                                                       --             --             --        614,483
                                                                         ------------   ------------   ------------   ------------
End of year net assets                                                         37,516      1,279,002        870,581        797,466
                                                                         ============   ============   ============   ============



See accompanying notes to financial statements.

                                                      INVESTORS MARK SERIES FUND, INC.
                                      --------------------------------------------------------------
                                       GROWTH &         LARGE CAP        SMALL CAP         MONEY
                                        INCOME            GROWTH           EQUITY          MARKET
                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO          TOTAL
                                      -----------      -----------      -----------      -----------      -----------
Operations:
  Investment income (loss)--net            20,391      $     8,872               --              984           (7,951)
  Net realized gains (losses)
   on investments                         139,450         (550,666)          46,546               --         (230,202)
  Net change in unrealized
   appreciation (depreciation)
   on investments                        (201,470)         493,294          (79,309)              --          489,472
                                      -----------      -----------      -----------      -----------      -----------
       Net increase (decrease)
        in net assets from
        operations                        (41,629)         (48,500)         (32,763)             984          251,319
                                      -----------      -----------      -----------      -----------      -----------
Payments and withdrawals:
  Premium transfers in                     49,357           57,208           28,753            3,179          267,589
  Transfers out from
   contract-related transactions           (3,919)          11,804          (23,240)          (6,023)        (259,580)
  Transfers between separate
   account investment portfolios       (1,355,732)      (1,313,977)        (898,805)         (93,152)        (111,426)
  Policy loan transfers                        77              137               77               --           (1,424)
  Other transfers                              --               --               --               --               (1)
                                      -----------      -----------      -----------      -----------      -----------
       Payments and withdrawals        (1,310,217)      (1,244,828)        (893,215)         (95,996)        (104,842)
                                      -----------      -----------      -----------      -----------      -----------
       Increase (decrease) in net
        assets                         (1,351,846)      (1,293,328)        (925,978)         (95,012)         146,477
Beginning of year net assets            1,351,846        1,293,328          925,978           95,012        4,280,647
                                      -----------      -----------      -----------      -----------      -----------
End of year net assets                         --      $        --               --               --        4,427,124
                                      ===========      ===========      ===========      ===========      ===========


See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                       Statement of Changes in Net Assets

                          Year ended December 31, 2004


                                                    INVESTORS MARK SERIES FUND, INC.
                                   --------------------------------------------------------------
                                                                                                      JANUS ASPEN
                                     GROWTH &        LARGE CAP        SMALL CAP          MONEY       INTERNATIONAL
                                     INCOME           GROWTH            EQUITY           MARKET        GROWTH
                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO           TOTAL
                                   -----------      -----------      -----------      -----------    -------------      -----------
Operations:
  Investment loss--net             $   (15,713)         (15,368)          (9,533)            (512)          (4,416)         (45,542)
  Net realized gains (losses)
   on investments                        7,839         (104,329)         (54,801)              --           17,422         (133,869)
  Net change in unrealized
   appreciation on investments         144,276           77,917          144,595              275           78,565          445,628
                                   -----------      -----------      -----------      -----------      -----------      -----------
     Net increase (decrease) in
      net assets from operations       136,402          (41,780)          80,261             (237)          91,571          266,217
                                   -----------      -----------      -----------      -----------      -----------      -----------
Payments and withdrawals:
  Premium transfers in                 101,391          121,276           67,150            7,585           11,982          309,384
  Annuity benefits transfers and
   surrenders                          (99,471)         (53,161)         (58,008)          (4,001)          (6,195)        (220,836)
  Policy loan transfers                 (1,846)            (623)          (1,491)              --             (486)          (4,446)
  Other transfers                       36,610          (41,613)          (7,258)            (395)         (13,756)         (26,412)
                                   -----------      -----------      -----------      -----------      -----------      -----------
     Payments and withdrawals           36,684           25,879              393            3,189           (8,455)          57,690
                                   -----------      -----------      -----------      -----------      -----------      -----------
     Increase (decrease) in net
      assets                           173,086          (15,901)          80,654            2,952           83,116          323,907
Beginning of year net assets         1,178,760        1,309,229          845,324           92,060          531,367        3,956,740
                                   -----------      -----------      -----------      -----------      -----------      -----------
End of year net assets             $ 1,351,846        1,293,328          925,978           95,012          614,483        4,280,647
                                   ===========      ===========      ===========      ===========      ===========      ===========


See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


(1)    ORGANIZATION

       The FSL Separate Account M (the Separate Account), marketed as FSL Flexible Premium Variable Annuity (the Contract), is a segregated investment account of Fidelity Security Life Insurance Company (the Company). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was established by the Company on May 14, 1999 and commenced operations on May 20, 1999. All deposits received by the Separate Account are invested in one or more of the investment options, as listed below, in accordance with the selection made by the contract owner.

       The Contract has 18 investment choices, 1 fixed account and 17 investment options. The fixed account is part of the general assets of the Company and provides an investment rate guaranteed by the Company. The 17 investment options available are portfolios of MFS Variable Insurance Trust; Dreyfus Investment Portfolios; Lord Abbett Series Fund, Inc.; Federated Investors Insurance Series; Scudder (DWS) (VIT) Funds; Morgan Stanley Funds, Inc.; Van Kampen Life Investment Trust; and Janus Aspen Series Portfolio. Collectively, the 17 investment options constitute the assets of the Separate Account. These options and their objectives are as follows:


                        FUND                                                         FUND OBJECTIVE
-----------------------------------------------------    ----------------------------------------------------------------------
MFS Variable Insurance Trust:
  VIT Value Series--IC                                   Seeks capital appreciation and reasonable income
  Research International Series--SC                      Seeks capital appreciation, with at least 65% in foreign companies
  New Discovery Series                                   Seeks capital appreciation
  Total Return Series                                    Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income
Scudder Equity Funds                                     Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poors 500 Composite
                                                           Stock Price Index (the S&P 500 Index), which emphasizes stocks of large U.S. companies



                                       12                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


                        FUND                                                         FUND OBJECTIVE
-----------------------------------------------------    ----------------------------------------------------------------------
Federated Insurance Series:
  Mid Cap Growth Strategies II                           Seeks capital appreciation
  Prime Money Fund II                                    Seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality fixed income securities
  Gov't Securities II                                    Seeking to provide current income by investing primarily in a diversified portfolio of U.S. government securities
  Quality Bond Fund II                                   Seeking to provide current income by investing in a diversified portfolio of investment-grade fixed income securities
Morgan Stanley:
  U.S. Real Estate                                       Seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts
  International Magnum I                                 Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries
  Mid Cap Value                                          Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
  Equity Growth                                          Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies
  Van Kampen Comstock Life Invest Trust                  Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks
  Lord Abbett Growth & Income                            The fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value
  Dreyfus Emerging Leaders                               Seeks capital appreciation, investing at least 80% in stocks of small companies (capitalizations under $2 billion at time of purchase)
  Janus Aspen International Growth Portfolio             Capital growth by investing in stocks of growing foreign companies



                                       13                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       In July 2005, the assets invested in Investor Mark Series Money Market, Growth & Income, Growth, and Small Cap funds were transferred to Federated Prime Money Fund II, Lord Abbett Growth & Income, Morgan Stanley Equity Growth, and Dreyfus Emerging Leaders funds, respectively. The mapping of the transfer was approved by the SEC.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       (A)    INVESTMENT VALUATION

              Investments in mutual fund shares are carried in the statements of net assets at the net asset value of the underlying mutual fund.

       (B)    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

              Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Interest and dividend income and capital gains distributions paid by the funds to the Separate Account are reinvested in additional shares of each respective subaccount and are allocated to the contracts on each valuation date based on each individual annuity contract's pro rata share of the net assets of the investment option as of the beginning of the valuation date.

       (C)    UNIT VALUATIONS

              Investments are tracked using an accumulation unit. Contract owners may elect to own lump-sum units or easy-pay units depending on the payment plan selected (see note 4). Every business day, the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value for the investment option from the previous day to the current business day; subtracting any charges, including the product expense charge and any taxes; and multiplying the previous business day's accumulation unit value by this result.

       (D)    FEDERAL INCOME TAX

              The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Separate Account, including its portfolios, are part of the total operations of the Company and are not taxed as a separate entity. Under federal income tax law, net investment income and realized gains (losses) are retained in the Separate Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.



                                       14                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       (E)    RISKS AND UNCERTAINTIES

              Certain risks and uncertainties are inherent to the Separate Account's day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Separate Account's method for mitigating the risks, are presented below and throughout the notes to the financial statements.

              o Financial Statements--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

              o Investments--The Separate Account is exposed to risks that issuers of securities owned will default or that interest rates will change and cause a decrease in the value of the investments. Management mitigates these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements, and annual financial statements.



                                       15                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004



(3)    PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of investment options for the years ended December 31, 2005 and 2004 were as follows:



                                                                 2005
                                                       -------------------------
                                                       PURCHASES         SALES
                                                       ----------     ----------
MFS Variable Insurance Trust:
  VIT Value Series--IC                                 $    2,455             22
  Research International Series--SC                         4,079             26
  New Discovery Series                                      1,914             15
  Total Return Series                                      89,869            292
Scudder Equity                                             58,894            701
Federated Insurance Services:
  Mid Cap Growth II Strategies                              7,466            483
  Prime Money Fund II                                      46,343         14,914
  US Gov't Securities II                                    5,625             23
  Quality Bond Fund II                                      7,881             26
Morgan Stanley:
  U.S. Real Estate                                         16,623            161
  International Magnum I                                    2,245             18
  Mid Cap Value                                             6,158            143
  Equity Growth                                         1,302,366        232,260
Van Kampen Comstock Life Invest Trust                      38,671          2,273
Lord Abbett Growth & Income                             1,385,390         70,969
Dreyfuss Emerging Leaders                                 907,001         65,006
Janus Aspen International Growth Portfolio                 62,303         94,993
Investor Mark Series Funds:
  Growth and Income                                            --      1,066,381
  Large Cap Growth                                         83,924      1,263,156
  Small Cap Equity                                         56,196        890,062
  Money Market                                              3,057         95,574
                                                       ----------     ----------
                                                       $4,088,460      3,797,498
                                                       ==========     ==========



                                       16                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


                                                                 2004
                                                       -------------------------
                                                       PURCHASES         SALES
                                                       ----------     ----------
Investor Mark Series Funds:
  Growth & Income Portfolio                            $  165,509        128,884
  Large Cap Growth Portfolio                              128,406        102,526
  Small Cap Equity Portfolio                               89,375         88,982
  Money Market Portfolio                                   21,699         17,476
Janus Aspen International Growth Portfolio                 51,280         54,473
                                                       ----------     ----------
                                                       $  456,269        392,341
                                                       ==========     ==========

(4)    EXPENSES AND RELATED PARTY TRANSACTIONS

       Each day the Company makes a deduction from the Separate Account for a mortality and expense risk charge. This charge is for all of the insurance benefits (that is, guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the Separate Account. The product expense charge is assessed based on the daily unit values of the contract holder's portion of the assets in the Separate Account. The assessments are as follows:

       o      Lump-Sum Payments--0.90%, on an annual basis.

       o Easy-Pay Payments--0.90%, on an annual basis, for contracts that have reached a value of $100,000 or more, or 1.50%, on an annual basis, for contracts that have a value of less than $100,000.

       This charge cannot be increased and could be reduced if sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company's administrative costs or other savings.

       A surrender charge may be deducted in the event of a surrender from a contract. Subject to a free surrender amount and other waivers or reductions, surrender charges are assessed as follows:


                                                                           SURRENDER CHARGE
             NUMBER OF COMPLETE YEARS FROM                    ----------------------------------------
              RECEIPT OF PURCHASE PAYMENTS                        EASY-PAY              LUMP-SUM
----------------------------------------------------------    -----------------    -------------------
                         0 -- 1                                               6%                     7%
                           1                                                  6                      6
                           2                                                  6                      5
                           3                                                  5                      4
                           4                                                  5                      3
                           5                                                  4                      2
                           6                                                  3                      1
                           7                                                  2                     --
                           8                                                  2                     --
                           9                                                  1                     --
                   10 and thereafter                                         --                     --



                                       17                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       There were no significant surrender charges deducted during 2005 or 2004.

       The Company also assesses a transfer charge for each transfer during the accumulation phase in excess of 12 transfers during a contract year.

(5)    CHANGE IN UNITS OUTSTANDING

       The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:


                                                                      2005
                                               -----------------------------------------------------
                                                   UNITS              UNITS            NET INCREASE
                                                   ISSUED            REDEEMED           (DECREASE)
                                               --------------     --------------      --------------
MFS Variable Insurance Trust:
  VIT Value Series--IC                                    242                 --                 242
  Research International Series--SC                       379                 --                 379
  New Discovery Series                                    204                 --                 204
  Total Return Series                                   9,473                (14)              9,459
Scudder Equity                                          5,933                (23)              5,910
Federated Insurance Services:
  Mid Cap Growth II Strategies                            718                (43)                675
  Prime Money Fund II                                   3,322               (217)              3,105
  Gov't Securities II                                     565                 (7)                558
  Quality Bond Fund II                                    792                 (7)                785
Morgan Stanley:
  U.S. Real Estate                                      1,540                (10)              1,530
  International Magnum I                                  225                 --                 225
  Mid Cap Value                                           622                (49)                573
  Equity Growth                                       122,992            (17,902)            105,090
Van Kampen Comstock Life Invest Trust                   3,782                (63)              3,719
Lord Abbett Growth & Income                           132,229             (9,971)            122,258
Dreyfuss Emerging Leaders                              89,311             (6,622)             82,689
Janus Aspen International Growth Portfolio              3,284             (3,799)               (515)
Investor Mark Series Funds, Inc.:
  Growth & Income Portfolio                             4,495           (111,208)           (106,713)
  Large Cap Growth Portfolio                           12,922           (202,030)           (189,108)
  Small Cap Equity Portfolio                            3,927            (64,649)            (60,722)
  Money Market Portfolio                                  283             (9,013)             (8,730)
                                               --------------     --------------      --------------
        Total                                         397,240           (425,627)            (28,387)
                                               ==============     ==============      ==============



                                       18                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004



                                                                        2004
                                                 -----------------------------------------------------
                                                     UNITS              UNITS            NET INCREASE
                                                     ISSUED            REDEEMED           (DECREASE)
                                                 --------------     --------------      --------------
Investors Mark Series Fund, Inc.:
  Growth & Income Portfolio                              15,089            (11,758)              3,331
  Large Cap Growth Portfolio                             20,728            (16,870)              3,858
  Small Cap Equity Portfolio                              7,176             (7,166)                 10
  Money Market Portfolio                                  1,956             (1,611)                345
  Janus Aspen International Growth Portfolio              3,307             (3,909)               (602)
                                                 --------------     --------------      --------------
        Total                                            48,256            (41,314)              6,942
                                                 ==============     ==============      ==============



                                       19                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


(6)    FINANCIAL HIGHLIGHTS

       A summary of unit values for variable annuity contracts and the expense ratios, excluding expenses for the underlying fund, for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 follows:



                                                     DECEMBER 31                                        YEAR ENDED DECEMBER 31
                                     -------------------------------------------               -------------------------------------
                                                 UNIT FAIR VALUE                   INVESTMENT*  EXPENSE RATIO**     TOTAL RETURN ***
                                                    LOWEST TO                       INCOME       LOWEST TO            LOWEST TO
                                      UNITS          HIGHEST       NET ASSETS        RATIO         HIGHEST              HIGHEST
                                     -------     ---------------  --------------   ----------- ----------------   ------------------
MFS Variable Insurance Trust:
  VIT Value Series--IC:
    2005                                 242      9.36 to 10.31         2,549           1.25    0.90% to 1.50%     (6.45)% to 3.15%
  Research International
    Series--SC:
    2005                                 379      9.96 to 12.06         4,563           1.05    0.90% to 1.50%     (0.36)% to 20.64%
  New Discovery Series:
    2005                                 204      8.49 to 10.46         2,118           0.00    0.90% to 1.50%     (15.08)% to 4.64%
  Total Return Series:
    2005                               9,459      9.06 to 10.04        89,588           0.00    0.90% to 1.50%     (9.41)% to 0.40%
Scudder Equity Investments:
    2005                               5,910      9.39 to 10.58        61,004           2.25    0.90% to 1.50%     (6.08)% to 5.76%
Federated Insurance Series:
  Mid Cap Growth Fund II
    Strategies:
    2005                                 675      9.31 to 11.35         7,439           0.00    0.90% to 1.50%     (6.87)% to 13.50%
  Prime Money Fund II:
    2005                               3,105      10.00 to 10.73       31,417           3.83    0.90% to 1.50%     (0.01)% to 7.25%
  Gov't Securities II:
    2005                                 558      9.87 to 10.19         5,620           0.00    0.90% to 1.50%     (1.29)% to 1.86%
  Quality Bond Fund II:
    2005                                 785      9.84 to 10.13         7,854           0.00    0.90% to 1.50%     (1.57)% to 1.31%
Morgan Stanley:
  U. S. Real Estate:
    2005                               1,530      9.21 to 11.71        17,701           2.02    0.90% to 1.50%     (7.91)% to 17.14%
  International Magnum:
    2005                                 225      9.55 to 11.10         2,478           1.94    0.90% to 1.50%     (4.52)% to 10.97%
  Mid Cap Value:
    2005                                 573      7.27 to 11.27         6,351           0.41    0.90% to 1.50%    (27.34)% to 12.59%
  Equity Growth:
    2005                             105,090      8.97 to 11.82     1,203,877           0.00    0.90% to 1.50%    (10.28)% to 18.20%
Van Kampen Comstock Life Invest
  Trust:
    2005                               3,719      9.58 to 10.47        37,516           0.50    0.90% to 1.50%     (4.22)% to 4.74%
Lord Abbett Growth & Income:
    2005                             122,258      9.78 to 10.60     1,279,002           1.95    0.90% to 1.50%     (2.16)% to 6.01%
Dreyfus Emerging Leaders:
    2005                              82,689      9.58 to 10.82       870,581           0.00    0.90% to 1.50%     (4.21)% to 8.24%




                                       20                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004



                                                   DECEMBER 31                                      YEAR ENDED DECEMBER 31
                                   -------------------------------------------               --------------------------------------
                                               UNIT FAIR VALUE                  INVESTMENT*  EXPENSE RATIO**     TOTAL RETURN ***
                                                  LOWEST TO                       INCOME        LOWEST TO           LOWEST TO
                                    UNITS          HIGHEST          NET ASSETS     RATIO         HIGHEST             HIGHEST
                                   -------     ----------------     ----------  -----------  ---------------   --------------------
Janus Aspen International
  Growth Portfolio:
   2005                             36,118      15.90 to 22.15         797,466         1.19   0.90% to 1.50%    (4.59)% to 31.44%
   2004                             36,633      12.94 to 16.85         614,483         0.86   0.90% to 1.50%     14.66% to 15.17%
   2003                             37,235      9.61 to 14.30          531,368         0.99   0.90% to 1.50%    (5.42)% to 41.48%
Investors Mark Series Fund,
  Inc.:
  Growth & Income Portfolio:
   2005                                 --            --                    --         0.00          --                  --
   2004                            106,713       10.72 to 12.93      1,351,846         0.02   0.90% to 1.50%      9.84% to 10.38%
   2003                            103,382       7.72 to 11.58       1,178,760         0.74   0.90% to 1.50%    (14.52)% to 32.19%
   2002                             97,415       8.68 to 8.87          857,629         0.72   0.90% to 1.50%   (19.75)% to (19.27)%
   2001                            101,905       10.78 to 10.95      1,111,200         0.52   0.90% to 1.50%    (7.98)% to (7.43)%
  Large Cap Growth Portfolio:
   2005                                 --            --                    --         0.00         --                  --
   2004                            189,108        6.09 to 7.41       1,293,328         0.00   0.90% to 1.50%    (2.92)% to (3.54)%
   2003                            185,250        5.10 to 7.16       1,309,229         0.09   0.90% to 1.50%    (11.84)% to 27.24%
   2002                            175,697        5.57 to 5.69         993,115         0.00   0.90% to 1.50%   (30.09)% to (29.68)%
   2001                            161,175        7.90 to 8.03       1,288,434         0.00   0.90% to 1.50%   (25.69)% to (25.24)%
  Small Cap Equity Portfolio:
   2005                                 --            --                    --         0.00         --                  --
   2004                             60,722      11.73 to 15.70         925,978         0.00   0.90% to 1.50%      8.43% to 8.98%
   2003                             60,712      8.49 to 14.15          845,324         0.00   0.90% to 1.50%    (15.85)% to 45.15%
   2002                             60,804       9.63 to 9.84          594,387         0.00   0.90% to 1.50%   (25.03)% to (24.58)%
   2001                             59,053      13.00 to 13.20         776,550         0.00   0.90% to 1.50%   (11.07)% to (10.54)%
  Money Market Portfolio:
   2005                                 --            --                    --         0.00         --                  --
   2004                              8,730      10.71 to 11.08          95,012         0.80   0.90% to 1.50%     (.60)% to (.66)%
   2003                              8,385      10.32 to 11.10          92,060         0.16   0.90% to 1.50%     (8.14)% to 1.16%
   2002                             21,112      10.86 to 11.10         233,438         1.15   0.90% to 1.50%     (.17)% to (.42)%
   2001                             18,333      10.87 to 11.04         202,015         3.53   0.90% to 1.50%      2.23% to 2.84%
Berger Institutional Products
  Trust-IPT International Fund:
   2005                                 --            --                    --         0.00         --                  --
   2004                                 --            --                    --         0.00         --                  --
   2003                                 --            --                    --         0.00         --                  --
   2002                             66,218       6.67 to 6.81          448,533         3.88   0.90% to 1.50%   (22.31)% to (21.85)%
   2001                             63,426       8.60 to 8.73          551,715         1.05   0.90% to 1.50%   (21.46)% to (20.99)%


       * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.



                                       21                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       ** These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

       *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.



                                       22                            (Continued)







                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


(1)    ORGANIZATION

       The FSL Separate Account M (the Separate Account), marketed as FSL Flexible Premium Variable Annuity (the Contract), is a segregated investment account of Fidelity Security Life Insurance Company (the Company). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was established by the Company on May 14, 1999 and commenced operations on May 20, 1999. All deposits received by the Separate Account are invested in one or more of the investment options, as listed below, in accordance with the selection made by the contract owner.

       The Contract has 18 investment choices, 1 fixed account and 17 investment options. The fixed account is part of the general assets of the Company and provides an investment rate guaranteed by the Company. The 17 investment options available are portfolios of MFS Variable Insurance Trust; Dreyfus Investment Portfolios; Lord Abbett Series Fund, Inc.; Federated Investors Insurance Series; Scudder (DWS) (VIT) Funds; Morgan Stanley Funds, Inc.; Van Kampen Life Investment Trust; and Janus Aspen Series Portfolio. Collectively, the 17 investment options constitute the assets of the Separate Account. These options and their objectives are as follows:


                        FUND                                                         FUND OBJECTIVE
-----------------------------------------------------    ----------------------------------------------------------------------
MFS Variable Insurance Trust:
  VIT Value Series--IC                                   Seeks capital appreciation and reasonable income
  Research International Series--SC                      Seeks capital appreciation, with at least 65% in foreign companies
  New Discovery Series                                   Seeks capital appreciation
  Total Return Series                                    Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income
Scudder Equity Funds                                     Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poors 500 Composite
                                                           Stock Price Index (the S&P 500 Index), which emphasizes stocks of large U.S. companies



                                       12                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


                        FUND                                                         FUND OBJECTIVE
-----------------------------------------------------    ----------------------------------------------------------------------
Federated Insurance Series:
  Mid Cap Growth Strategies II                           Seeks capital appreciation
  Prime Money Fund II                                    Seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality fixed income securities
  Gov't Securities II                                    Seeking to provide current income by investing primarily in a diversified portfolio of U.S. government securities
  Quality Bond Fund II                                   Seeking to provide current income by investing in a diversified portfolio of investment-grade fixed income securities
Morgan Stanley:
  U.S. Real Estate                                       Seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts
  International Magnum I                                 Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries
  Mid Cap Value                                          Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
  Equity Growth                                          Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies
  Van Kampen Comstock Life Invest Trust                  Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks
  Lord Abbett Growth & Income                            The fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value
  Dreyfus Emerging Leaders                               Seeks capital appreciation, investing at least 80% in stocks of small companies (capitalizations under $2 billion at time of purchase)
  Janus Aspen International Growth Portfolio             Capital growth by investing in stocks of growing foreign companies



                                       13                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       In July 2005, the assets invested in Investor Mark Series Money Market, Growth & Income, Growth, and Small Cap funds were transferred to Federated Prime Money Fund II, Lord Abbett Growth & Income, Morgan Stanley Equity Growth, and Dreyfus Emerging Leaders funds, respectively. The mapping of the transfer was approved by the SEC.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       (A)    INVESTMENT VALUATION

              Investments in mutual fund shares are carried in the statements of net assets at the net asset value of the underlying mutual fund.

       (B)    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

              Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Interest and dividend income and capital gains distributions paid by the funds to the Separate Account are reinvested in additional shares of each respective subaccount and are allocated to the contracts on each valuation date based on each individual annuity contract's pro rata share of the net assets of the investment option as of the beginning of the valuation date.

       (C)    UNIT VALUATIONS

              Investments are tracked using an accumulation unit. Contract owners may elect to own lump-sum units or easy-pay units depending on the payment plan selected (see note 4). Every business day, the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value for the investment option from the previous day to the current business day; subtracting any charges, including the product expense charge and any taxes; and multiplying the previous business day's accumulation unit value by this result.

       (D)    FEDERAL INCOME TAX

              The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Separate Account, including its portfolios, are part of the total operations of the Company and are not taxed as a separate entity. Under federal income tax law, net investment income and realized gains (losses) are retained in the Separate Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.



                                       14                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       (E)    RISKS AND UNCERTAINTIES

              Certain risks and uncertainties are inherent to the Separate Account's day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Separate Account's method for mitigating the risks, are presented below and throughout the notes to the financial statements.

              o Financial Statements--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

              o Investments--The Separate Account is exposed to risks that issuers of securities owned will default or that interest rates will change and cause a decrease in the value of the investments. Management mitigates these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements, and annual financial statements.



                                       15                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004



(3)    PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of investment options for the years ended December 31, 2005 and 2004 were as follows:



                                                                 2005
                                                       -------------------------
                                                       PURCHASES         SALES
                                                       ----------     ----------
MFS Variable Insurance Trust:
  VIT Value Series--IC                                 $    2,455             22
  Research International Series--SC                         4,079             26
  New Discovery Series                                      1,914             15
  Total Return Series                                      89,869            292
Scudder Equity                                             58,894            701
Federated Insurance Services:
  Mid Cap Growth II Strategies                              7,466            483
  Prime Money Fund II                                      46,343         14,914
  US Gov't Securities II                                    5,625             23
  Quality Bond Fund II                                      7,881             26
Morgan Stanley:
  U.S. Real Estate                                         16,623            161
  International Magnum I                                    2,245             18
  Mid Cap Value                                             6,158            143
  Equity Growth                                         1,302,366        232,260
Van Kampen Comstock Life Invest Trust                      38,671          2,273
Lord Abbett Growth & Income                             1,385,390         70,969
Dreyfuss Emerging Leaders                                 907,001         65,006
Janus Aspen International Growth Portfolio                 62,303         94,993
Investor Mark Series Funds:
  Growth and Income                                            --      1,066,381
  Large Cap Growth                                         83,924      1,263,156
  Small Cap Equity                                         56,196        890,062
  Money Market                                              3,057         95,574
                                                       ----------     ----------
                                                       $4,088,460      3,797,498
                                                       ==========     ==========



                                       16                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


                                                                 2004
                                                       -------------------------
                                                       PURCHASES         SALES
                                                       ----------     ----------
Investor Mark Series Funds:
  Growth & Income Portfolio                            $  165,509        128,884
  Large Cap Growth Portfolio                              128,406        102,526
  Small Cap Equity Portfolio                               89,375         88,982
  Money Market Portfolio                                   21,699         17,476
Janus Aspen International Growth Portfolio                 51,280         54,473
                                                       ----------     ----------
                                                       $  456,269        392,341
                                                       ==========     ==========

(4)    EXPENSES AND RELATED PARTY TRANSACTIONS

       Each day the Company makes a deduction from the Separate Account for a mortality and expense risk charge. This charge is for all of the insurance benefits (that is, guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the Separate Account. The product expense charge is assessed based on the daily unit values of the contract holder's portion of the assets in the Separate Account. The assessments are as follows:

       o      Lump-Sum Payments--0.90%, on an annual basis.

       o Easy-Pay Payments--0.90%, on an annual basis, for contracts that have reached a value of $100,000 or more, or 1.50%, on an annual basis, for contracts that have a value of less than $100,000.

       This charge cannot be increased and could be reduced if sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company's administrative costs or other savings.

       A surrender charge may be deducted in the event of a surrender from a contract. Subject to a free surrender amount and other waivers or reductions, surrender charges are assessed as follows:


                                                                           SURRENDER CHARGE
             NUMBER OF COMPLETE YEARS FROM                    ----------------------------------------
              RECEIPT OF PURCHASE PAYMENTS                        EASY-PAY              LUMP-SUM
----------------------------------------------------------    -----------------    -------------------
                         0 -- 1                                               6%                     7%
                           1                                                  6                      6
                           2                                                  6                      5
                           3                                                  5                      4
                           4                                                  5                      3
                           5                                                  4                      2
                           6                                                  3                      1
                           7                                                  2                     --
                           8                                                  2                     --
                           9                                                  1                     --
                   10 and thereafter                                         --                     --



                                       17                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       There were no significant surrender charges deducted during 2005 or 2004.

       The Company also assesses a transfer charge for each transfer during the accumulation phase in excess of 12 transfers during a contract year.

(5)    CHANGE IN UNITS OUTSTANDING

       The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:


                                                                      2005
                                               -----------------------------------------------------
                                                   UNITS              UNITS            NET INCREASE
                                                   ISSUED            REDEEMED           (DECREASE)
                                               --------------     --------------      --------------
MFS Variable Insurance Trust:
  VIT Value Series--IC                                    242                 --                 242
  Research International Series--SC                       379                 --                 379
  New Discovery Series                                    204                 --                 204
  Total Return Series                                   9,473                (14)              9,459
Scudder Equity                                          5,933                (23)              5,910
Federated Insurance Services:
  Mid Cap Growth II Strategies                            718                (43)                675
  Prime Money Fund II                                   3,322               (217)              3,105
  Gov't Securities II                                     565                 (7)                558
  Quality Bond Fund II                                    792                 (7)                785
Morgan Stanley:
  U.S. Real Estate                                      1,540                (10)              1,530
  International Magnum I                                  225                 --                 225
  Mid Cap Value                                           622                (49)                573
  Equity Growth                                       122,992            (17,902)            105,090
Van Kampen Comstock Life Invest Trust                   3,782                (63)              3,719
Lord Abbett Growth & Income                           132,229             (9,971)            122,258
Dreyfuss Emerging Leaders                              89,311             (6,622)             82,689
Janus Aspen International Growth Portfolio              3,284             (3,799)               (515)
Investor Mark Series Funds, Inc.:
  Growth & Income Portfolio                             4,495           (111,208)           (106,713)
  Large Cap Growth Portfolio                           12,922           (202,030)           (189,108)
  Small Cap Equity Portfolio                            3,927            (64,649)            (60,722)
  Money Market Portfolio                                  283             (9,013)             (8,730)
                                               --------------     --------------      --------------
        Total                                         397,240           (425,627)            (28,387)
                                               ==============     ==============      ==============



                                       18                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004



                                                                        2004
                                                 -----------------------------------------------------
                                                     UNITS              UNITS            NET INCREASE
                                                     ISSUED            REDEEMED           (DECREASE)
                                                 --------------     --------------      --------------
Investors Mark Series Fund, Inc.:
  Growth & Income Portfolio                              15,089            (11,758)              3,331
  Large Cap Growth Portfolio                             20,728            (16,870)              3,858
  Small Cap Equity Portfolio                              7,176             (7,166)                 10
  Money Market Portfolio                                  1,956             (1,611)                345
  Janus Aspen International Growth Portfolio              3,307             (3,909)               (602)
                                                 --------------     --------------      --------------
        Total                                            48,256            (41,314)              6,942
                                                 ==============     ==============      ==============



                                       19                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


(6)    FINANCIAL HIGHLIGHTS

       A summary of unit values for variable annuity contracts and the expense ratios, excluding expenses for the underlying fund, for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 follows:



                                                     DECEMBER 31                                        YEAR ENDED DECEMBER 31
                                     -------------------------------------------               -------------------------------------
                                                 UNIT FAIR VALUE                   INVESTMENT*  EXPENSE RATIO**     TOTAL RETURN ***
                                                    LOWEST TO                       INCOME       LOWEST TO            LOWEST TO
                                      UNITS          HIGHEST       NET ASSETS        RATIO         HIGHEST              HIGHEST
                                     -------     ---------------  --------------   ----------- ----------------   ------------------
MFS Variable Insurance Trust:
  VIT Value Series--IC:
    2005                                 242      9.36 to 10.31         2,549           1.25    0.90% to 1.50%     (6.45)% to 3.15%
  Research International
    Series--SC:
    2005                                 379      9.96 to 12.06         4,563           1.05    0.90% to 1.50%     (0.36)% to 20.64%
  New Discovery Series:
    2005                                 204      8.49 to 10.46         2,118           0.00    0.90% to 1.50%     (15.08)% to 4.64%
  Total Return Series:
    2005                               9,459      9.06 to 10.04        89,588           0.00    0.90% to 1.50%     (9.41)% to 0.40%
Scudder Equity Investments:
    2005                               5,910      9.39 to 10.58        61,004           2.25    0.90% to 1.50%     (6.08)% to 5.76%
Federated Insurance Series:
  Mid Cap Growth Fund II
    Strategies:
    2005                                 675      9.31 to 11.35         7,439           0.00    0.90% to 1.50%     (6.87)% to 13.50%
  Prime Money Fund II:
    2005                               3,105      10.00 to 10.73       31,417           3.83    0.90% to 1.50%     (0.01)% to 7.25%
  Gov't Securities II:
    2005                                 558      9.87 to 10.19         5,620           0.00    0.90% to 1.50%     (1.29)% to 1.86%
  Quality Bond Fund II:
    2005                                 785      9.84 to 10.13         7,854           0.00    0.90% to 1.50%     (1.57)% to 1.31%
Morgan Stanley:
  U. S. Real Estate:
    2005                               1,530      9.21 to 11.71        17,701           2.02    0.90% to 1.50%     (7.91)% to 17.14%
  International Magnum:
    2005                                 225      9.55 to 11.10         2,478           1.94    0.90% to 1.50%     (4.52)% to 10.97%
  Mid Cap Value:
    2005                                 573      7.27 to 11.27         6,351           0.41    0.90% to 1.50%    (27.34)% to 12.59%
  Equity Growth:
    2005                             105,090      8.97 to 11.82     1,203,877           0.00    0.90% to 1.50%    (10.28)% to 18.20%
Van Kampen Comstock Life Invest
  Trust:
    2005                               3,719      9.58 to 10.47        37,516           0.50    0.90% to 1.50%     (4.22)% to 4.74%
Lord Abbett Growth & Income:
    2005                             122,258      9.78 to 10.60     1,279,002           1.95    0.90% to 1.50%     (2.16)% to 6.01%
Dreyfus Emerging Leaders:
    2005                              82,689      9.58 to 10.82       870,581           0.00    0.90% to 1.50%     (4.21)% to 8.24%




                                       20                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004



                                                   DECEMBER 31                                      YEAR ENDED DECEMBER 31
                                   -------------------------------------------               --------------------------------------
                                               UNIT FAIR VALUE                  INVESTMENT*  EXPENSE RATIO**     TOTAL RETURN ***
                                                  LOWEST TO                       INCOME        LOWEST TO           LOWEST TO
                                    UNITS          HIGHEST          NET ASSETS     RATIO         HIGHEST             HIGHEST
                                   -------     ----------------     ----------  -----------  ---------------   --------------------
Janus Aspen International
  Growth Portfolio:
   2005                             36,118      15.90 to 22.15         797,466         1.19   0.90% to 1.50%    (4.59)% to 31.44%
   2004                             36,633      12.94 to 16.85         614,483         0.86   0.90% to 1.50%     14.66% to 15.17%
   2003                             37,235      9.61 to 14.30          531,368         0.99   0.90% to 1.50%    (5.42)% to 41.48%
Investors Mark Series Fund,
  Inc.:
  Growth & Income Portfolio:
   2005                                 --            --                    --         0.00          --                  --
   2004                            106,713       10.72 to 12.93      1,351,846         0.02   0.90% to 1.50%      9.84% to 10.38%
   2003                            103,382       7.72 to 11.58       1,178,760         0.74   0.90% to 1.50%    (14.52)% to 32.19%
   2002                             97,415       8.68 to 8.87          857,629         0.72   0.90% to 1.50%   (19.75)% to (19.27)%
   2001                            101,905       10.78 to 10.95      1,111,200         0.52   0.90% to 1.50%    (7.98)% to (7.43)%
  Large Cap Growth Portfolio:
   2005                                 --            --                    --         0.00         --                  --
   2004                            189,108        6.09 to 7.41       1,293,328         0.00   0.90% to 1.50%    (2.92)% to (3.54)%
   2003                            185,250        5.10 to 7.16       1,309,229         0.09   0.90% to 1.50%    (11.84)% to 27.24%
   2002                            175,697        5.57 to 5.69         993,115         0.00   0.90% to 1.50%   (30.09)% to (29.68)%
   2001                            161,175        7.90 to 8.03       1,288,434         0.00   0.90% to 1.50%   (25.69)% to (25.24)%
  Small Cap Equity Portfolio:
   2005                                 --            --                    --         0.00         --                  --
   2004                             60,722      11.73 to 15.70         925,978         0.00   0.90% to 1.50%      8.43% to 8.98%
   2003                             60,712      8.49 to 14.15          845,324         0.00   0.90% to 1.50%    (15.85)% to 45.15%
   2002                             60,804       9.63 to 9.84          594,387         0.00   0.90% to 1.50%   (25.03)% to (24.58)%
   2001                             59,053      13.00 to 13.20         776,550         0.00   0.90% to 1.50%   (11.07)% to (10.54)%
  Money Market Portfolio:
   2005                                 --            --                    --         0.00         --                  --
   2004                              8,730      10.71 to 11.08          95,012         0.80   0.90% to 1.50%     (.60)% to (.66)%
   2003                              8,385      10.32 to 11.10          92,060         0.16   0.90% to 1.50%     (8.14)% to 1.16%
   2002                             21,112      10.86 to 11.10         233,438         1.15   0.90% to 1.50%     (.17)% to (.42)%
   2001                             18,333      10.87 to 11.04         202,015         3.53   0.90% to 1.50%      2.23% to 2.84%
Berger Institutional Products
  Trust-IPT International Fund:
   2005                                 --            --                    --         0.00         --                  --
   2004                                 --            --                    --         0.00         --                  --
   2003                                 --            --                    --         0.00         --                  --
   2002                             66,218       6.67 to 6.81          448,533         3.88   0.90% to 1.50%   (22.31)% to (21.85)%
   2001                             63,426       8.60 to 8.73          551,715         1.05   0.90% to 1.50%   (21.46)% to (20.99)%


       * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.



                                       21                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       ** These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

       *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.



                                       22                            (Continued)